INCOME TAXES - Components of tax expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current tax expense:
For the current period	$ 884	$ 370
Change in estimate relating to prior periods	(20)	(43)
Total current tax expense	864	327
Deferred tax (recovery) expense:
(Reversal) origination of temporary differences	(291)	91
Change in tax rate	0	52
Change in estimate relating to prior periods	(1)	47
Total deferred tax (recovery) expense	(292)	190
Total income tax expense	$ 572	$ 517